SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2016 USD ($) $ / shares shares
Number of options
Outstanding at January 1, 2016 | shares	566,145
Granted | shares	397,674
Exercised | shares
Expired and forfeited | shares	12,000
Outstanding at December 31, 2016 | shares	951,819
Vested and expected to vest | shares	851,980
Exercisable at December 31, 2016 | shares	302,750
Weighted-average exercise price
Outstanding at January 1, 2016 | $ / shares	$ 1.45
Granted | $ / shares	1.15
Exercised | $ / shares
Expired and forfeited | $ / shares	1.07
Outstanding at December 31, 2016 | $ / shares	1.45
Vested and expected to vest | $ / shares	1.38
Exercisable at December 31, 2016 | $ / shares	$ 1.63
Weighted- average remaining contractual term (in years)
Granted	9 years 6 months 29 days
Outstanding at December 31, 2016	4 years 10 months 24 days
Vested and expected to vest	5 years 2 months 19 days
Exercisable at December 31, 2016	9 months 18 days
Aggregate intrinsic value
Outstanding at December 31, 2016 | $
Vested and expected to vest | $
Exercisable at December 31, 2016 | $